LONG-TERM DEBT - Non-Recourse U.S. SPV Facility (Details) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 26, 2018	Aug. 13, 2018	Oct. 31, 2018	Nov. 30, 2016	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2018
Debt Instrument [Line Items]
Loss on extinguishment of debt						$ 90,569,000	$ 12,458,000	$ (6,991,000)
Non-Recourse U.S. SPV Facility
Debt Instrument [Line Items]
Maximum effective interest rate (as percent)				12.00%
Commitment fee on unused portion (as percent)				0.50%
Non-Recourse U.S. SPV Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				1.00%
8.25% Senior Notes Due 2025
Debt Instrument [Line Items]
Stated interest rate (as percent)						8.25%
Line of Credit and Secured Debt | Non-Recourse U.S. SPV Facility
Debt Instrument [Line Items]
Debt instrument, term				5 years
Senior Notes | Non-Recourse U.S. SPV Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 80,000,000
Extinguishment of debt	$ 2,700,000		$ 80,000,000
Loss on extinguishment of debt	$ 9,700,000
Senior Notes | 8.25% Senior Notes Due 2025
Debt Instrument [Line Items]
Debt instrument, term		5 years
Debt issuance costs capitalized						$ 13,300,000
Stated interest rate (as percent)		8.25%				8.25%			8.25%
Loss on extinguishment of debt						$ 69,200,000
Line of Credit | Non-Recourse U.S. SPV Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 70,000,000.0
Debt issuance costs capitalized						$ 5,300,000
Extinguishment of debt					$ 42,400,000